UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-08763

MH Elite Portfolio of Funds Trust

(Exact Name of Registrant as Specified in Charter)

43 Highlander Drive

Scotch Plains, NJ 07076

(Address of Principal Executive Offices)  (Zip Code)

Harvey Merson

or

Jeff Holcombe

43 Highlander Drive

Scotch Plains, NJ 07076

(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code:  1-800-318-7969

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2026 (Unaudited)

MH ELITE SMALL CAP FUND OF FUNDS

MHELX

ADDITIONAL INFORMATION

This semi-annual shareholder report contains important information about the MH Elite Small Cap Fund of Funds – MHELX (the “Fund”) for the period January 1, 2026 to June 30, 2026, as well as certain changes to the Fund.

You can find additional information about the Fund at www.mhelite.com. You can also request this information by contacting us at 1-800-318-7969.

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

MH Elite Small Cap Fund of Funds	$70	1.25%

*Annualized

Fund statistics

NET ASSETS:	$14,903,842
PORTFOLIO HOLDINGS:	13
PORTFOLIO TURNOVER:	9.22%
ADVISORY FEES PAID BY FUND:	$66,269

portfolio illustration

The following chart gives a visual breakdown of the Fund by Morningstar® categories of the underlying funds. Percentages are based on net asset value.

Other Assets Less Liabitlites, Net 1.28%
Money Market Fund 5.37%
Small Value 24.44%
Small Blend 39.52%
Small Growth 29.39%

top ten holdings*

(% of Net Assets)

1.	Oberweis Micro Cap - Investor Class	11.81%
2.	Hood River Small Cap Growth - Class I	9.94%
3.	Invesco Small Cap Value - Class Y	9.29%
4.	Aegis Value - Class I	9.11%
5.	Vanguard Strategic Small Cap Equity - Investor Class	7.74%
6.	Congress Small Cap Growth - Class I	7.64%
7.	Fidelity Stock Selector Small Cap	7.27%
8.	FullerThaler Behavioral Small Cap Equity - Class I	6.80%
9.	James Small Cap	6.32%
10.	Vanguard Morningstar Small Cap Value Index - Admiral Class	6.04%
	Total % of Net Assets	81.96%

*Excludes Short-Term Investments.

HoW HAS THE FUND CHANGED

The Fund has not had any material changes during the six months ended June 30, 2026.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact MH Elite Funds at 1-800-318-7969, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Funds or your financial intermediary.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.mhelite.com. or contact us at 1-800-318-7969.

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2026 (Unaudited)

MH ELITE FUND OF FUNDS

MHEFX

ADDITIONAL INFORMATION

This semi-annual shareholder report contains important information about the MH Elite Fund of Funds - MHEFX (the “Fund”) for the period January 1, 2026 to June 30, 2026, as well as certain changes to the Fund.

You can find additional information about the Fund at www.mhelite.com. You can also request this information by contacting us at 1-800-318-7969.

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

MH Elite Fund of Funds	$65	1.25%

*Annualized

Fund statistics

NET ASSETS:	$30,883,829
PORTFOLIO HOLDINGS:	16
PORTFOLIO TURNOVER:	4.23%
ADVISORY FEES PAID BY FUND:	$144,615

portfolio illustration

The following chart gives a visual breakdown of the Fund by Morningstar® categories of the underlying funds. Percentages are based on net asset value.

Money Market Fund, 2.60%
Financial, 3.04%
Other Assets Less Liabilites, 0.57%
Large Value, 27.97%
Large Growth, 29.18%
Large Blend, 36.64%

top ten holdings*

(% of Net Assets)

1.	Shelton Nasdaq-100 Index - Investor Class	12.05%
2.	Vanguard Tax-Managed Capital Appreciation - Admiral Class	8.34%
3.	Putnam Large Cap Value - Class Y	7.88%
4.	Fidelity Mega Cap Stock	7.80%
5.	BNY Mellon Dynamic Value Fund - Class I	7.65%
6.	Putnam Core Equity Fund - Class R6	7.32%
7.	Fidelity Large Cap Growth Index	6.81%
8.	Fidelity 500 Index	6.60%
9.	Federated Hermes MDT All Cap Core - Class R6	6.57%
10.	Federated Hermes MDT Large Cap Value - Class IS	6.36%
	Total % of Net Assets	77.38%

*Excludes Short-Term Investments.

HoW HAS THE FUND CHANGED

The Fund has not had any material changes during the six months ended June 30, 2026.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact MH Elite Funds at 1-800-318-7969, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Funds or your financial intermediary.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.mhelite.com. or contact us at 1-800-318-7969.

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2026 (Unaudited)

MH ELITE SELECT PORTFOLIO OF FUNDS

MHESX

ADDITIONAL INFORMATION

This semi-annual shareholder report contains important information about the MH Elite Select Portfolio of Funds – MHESX (the “Fund”) for the period January 1, 2026 to June 30, 2026, as well as certain changes to the Fund.

You can find additional information about the Fund at www.mhelite.com. You can also request this information by contacting us at 1-800-318-7969.

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

MH Elite Select Portfolio of Funds	$66	1.25%

*Annualized

Fund statistics

NET ASSETS:	$9,804,784
PORTFOLIO HOLDINGS:	12
PORTFOLIO TURNOVER:	7.36%
ADVISORY FEES PAID BY FUND:	$46,862

portfolio illustration

The following chart gives a visual breakdown of the Fund by Morningstar® categories of the underlying funds. Percentages are based on net asset value.

Money Market Fund 16.03%
Other Assets Less Liabilities 0.44%
Diversified Emerging Markets 13.78%
Foreign Large Blend 13.38%
Foreign Large Growth 7.43%
Foreign Large Value 15.76%
Global Large Blend 9.98%
Global Large Value 7.13%
Global Small/Mid Stock 6.84%
Industrials 9.23%

top ten holdings*

(% of Net Assets)

1.	Thornburg Global Opportunities - Class I	9.98%
2.	Fidelity Select Industrial Portfolio	9.23%
3.	Hartford International Value - Class I	8.34%
4.	Eaton Vance Emerging & Frontier Countries Equity - Class I	7.97%
5.	State Street Hedged International Developed Equity Index - Class K	7.90%
6.	WCM Focused International Growth - Class I	7.43%
7.	Schwab Fundamental International Equity Index	7.42%
8.	Artisan Global Value - Class I	7.13%
9.	Third Avenue Value - Class I	6.84%
10.	Pzena Emerging Markets Value - Class I	5.80%
	Total % of Net Assets	78.04%

*Excludes Short-Term Investments.

HoW HAS THE FUND CHANGED

The Fund has not had any material changes during the six months ended June 30, 2026.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact MH Elite Funds at 1-800-318-7969, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Funds or your financial intermediary.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.mhelite.com. or contact us at 1-800-318-7969.

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2026 (Unaudited)

MH ELITE INCOME FUND OF FUNDS

MHEIX

ADDITIONAL INFORMATION

This semi-annual shareholder report contains important information about the MH Elite Income Fund of Funds – MHEIX (the “Fund”) for the period January 1, 2026 to June 30, 2026, as well as certain changes to the Fund.

You can find additional information about the Fund at www.mhelite.com. You can also request this information by contacting us at 1-800-318-7969.

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

MH Elite Income Fund of Funds	$63	1.25%

*Annualized

Fund statistics

NET ASSETS:	$15,274,479
PORTFOLIO HOLDINGS:	21
PORTFOLIO TURNOVER:	17.68%
ADVISORY FEES PAID BY FUND:	$72,514

portfolio illustration

The following chart gives a visual breakdown of the Fund by Morningstar® categories of the underlying funds. Percentages are based on net asset value.

Other Assets Less Liabilities 2.77%
Asset Allocation 18.42%
Bank Loan 9.32%
Convertibles 4.96%
Emerging Markets Bond 4.89%
Global Bond 7.83%
High Yield Bond 9.32%
Intermediate Core-Plus Bond 10.42%
Multisector Bond 10.52%
Short-Term Bond 3.52%
Ultrashort Bond 3.05%
Utilities 5.40%
Money Market Fund 9.58%

top ten holdings*

(% of Net Assets)

1.	Dodge & Cox Global Bond - Class I	5.57%
2.	Eaton Vance Strategic Income - Class I	5.42%
3.	Fidelity Select Utilities Portfolio	5.40%
4.	Artisan High Income - Advisor Class	5.30%
5.	Dodge & Cox Income - Class I	5.30%
6.	BBH Income - Class I	5.12%
7.	PIMCO Income - Class I	5.10%
8.	Franklin Convertible Securities - Advisor Class	4.96%
9.	Fidelity Multi-Asset Income	4.92%
10.	Eaton Vance Emerging Markets Debt Opportunities - Class I	4.89%
	Total % of Net Assets	51.98%

*Excludes Short-Term Investments.

HoW HAS THE FUND CHANGED

The Fund has not had any material changes during the six months ended June 30, 2026.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact MH Elite Funds at 1-800-318-7969, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Funds or your financial intermediary.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.mhelite.com. or contact us at 1-800-318-7969.

Item 2. Code of Ethics

Not required in Semi-Annual Reports on Form N-CSR.

Item 3. Audit Committee Financial Expert.

Not required in Semi-Annual Reports on Form N-CSR.

Item 4. Principal Accountant Fees and Services

Not required in Semi-Annual Reports on Form N-CSR.

Item 5.  Audit Committee of Listed Registrants

Not required in Semi-Annual Reports on Form N-CSR.

Item 6.  Investments

(a)	Schedule 7 – Investments in Securities of Unaffiliated Issuers

The complete schedule of investments is included in the report to shareholders in Item 7 of this Form N-CSR.

(b)	The Registrant made no divestments of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds	(MHELX)
MH Elite Fund of Funds	(MHEFX)
MH Elite Select Portfolio of Funds	(MHESX)
MH Elite Income Fund of Funds	(MHEIX)

Semi-Annual Financial Statements

June 30, 2026

(Unaudited)

	MH Elite Small Cap Fund of Funds

Schedule of Investments
June 30, 2026 (Unaudited)

Shares		Value

OPEN-END MUTUAL FUNDS - 93.35%

Small Blend - 39.52%
20,759	Fidelity Stock Selector Small Cap	$ 1,084,035
17,535	FullerThaler Behavioral Small Cap Equity - Class I	1,013,369
29,590	Hennesey Cornerstone Mid Cap 30 - Class I	877,949
18,541	James Small Cap	941,904
35,817	Schwab Fundamental US Small Company Index	818,410
21,721	Vanguard Strategic Small Cap Equity - Investor Class	1,153,819
		5,889,486
Small Growth - 29.39%
19,311	Congress Small Cap Growth - Class I	1,139,148
12,188	Hood River Small-Cap Growth - Class I	1,481,294
22,152	Oberweis Micro Cap - Investor Class	1,760,679
		4,381,121
Small Value - 24.44%
20,852	Aegis Value - Class I	1,357,239
36,565	Invesco Small Cap Value - Class Y	1,385,097
8,626	Vanguard Morningstar Small Cap Value Index - Admiral Class	900,123
		3,642,459

TOTAL OPEN-END MUTUAL FUNDS (Cost $8,500,805) - 93.35%		$ 13,913,066

MONEY MARKET FUND - 5.37%
800,060	Fidelity Investments Money Market Government Portfolio - Class I 3.53% **	800,060
TOTAL MONEY MARKET FUND (Cost $800,060) - 5.37%		$ 800,060

INVESTMENTS IN SECURITIES, AT VALUE (Cost $9,300,865) - 98.72%		$ 14,713,126

OTHER ASSETS LESS LIABILITES - 1.28%		190,716

NET ASSETS - 100.00%		$ 14,903,842

** Variable rate security; the money market rate shown represents the seven day yield at June 30, 2026
The accompanying notes are an integral part of these financial statements.

	MH Elite Fund of Funds

Schedule of Investments
June 30, 2026 (Unaudited)

Shares		Value

OPEN-END MUTUAL FUNDS - 96.83%

Financial - 3.04%
5,909	Fidelity Select Brokerage & Investment Management	$ 939,443

Large Blend - 36.64%
70,158	Fidelity Mega Cap Stock	2,409,920
36,770	Federated Hermes MDT All Cap Core - Class R6	2,028,992
7,803	Fidelity 500 Index	2,038,402
42,745	Putnam Core Equity Fund - Class R6	2,262,055
6,665	Vanguard Tax-Managed Capital Appreciation - Admiral Class	2,575,624
		11,314,993
Large Growth - 29.18%
43,187	Fidelity Large Cap Growth Index	2,103,643
34,569	Loomis Sayles Growth - Class Y	1,082,701
19,950	Principal Blue Chip - Class I	796,609
68,322	Shelton Nasdaq-100 Index - Investor Class	3,722,864
16,340	T. Rowe Price All-Cap Opportunities Fund - Investor Class	1,305,882
		9,011,699
Large Value - 27.97%
41,457	BNY Mellon Dynamic Value Fund - Class I	2,361,408
49,802	Federated Hermes MDT Large Cap Value - Class IS	1,964,181
56,286	Putnam Large Cap Value - Class Y	2,434,953
65,519	Voya Corporate Leaders 100 - Class I	1,877,106
		8,637,648

TOTAL OPEN-END MUTUAL FUNDS (Cost $19,875,600) - 96.83%		$29,903,783

MONEY MARKET FUND - 2.60%
804,008	Fidelity Investments Money Market Government Portfolio - Class I 3.53% **	804,008
TOTAL MONEY MARKET FUND (Cost $804,008) - 2.60%		$ 804,008

INVESTMENTS IN SECURITIES, AT VALUE (Cost $20,679,608) - 99.43%		$30,707,791

OTHER ASSETS LESS LIABILITES - 0.57%		176,038

NET ASSETS - 100.00%		$30,883,829

** Variable rate security; the money market rate shown represents the seven day yield at June 30, 2026
The accompanying notes are an integral part of these financial statements.

	MH Elite Select Portfolio of Funds

Schedule of Investments
June 30, 2026 (Unaudited)

Shares		Value

OPEN-END MUTUAL FUNDS - 83.53%

Diversified Emerging Markets - 13.78%
33,760	Eaton Vance Emerging & Frontier Countries Equity - Class I	$ 781,536
34,554	Pzena Emerging Markets Value - Class I	569,109
		1,350,645
Foreign Large Blend - 13.38%
12,810	MFS International Equity - Class R6	536,600
4,776	State Street Hedged International Developed Equity Index - Class K	774,819
		1,311,419
Foreign Large Growth - 7.43%
25,304	WCM Focused International Growth - Class I	728,516

Foreign Large Value - 15.76%
30,839	Hartford International Value - Class I	818,162
44,749	Schwab Fundamental International Equity Index Fund	727,171
		1,545,333
Global Large Blend - 9.98%
18,767	Thornburg Global Opportunities - Class I	978,517

Global Large Value - 7.13%
22,633	Artisan Global Value - Class I	699,132

Global Small/Mid Stock - 6.84%
8,459	Third Avenue Value - Class I	670,939

Industrials - 9.23%
12,007	Fidelity Select Industrial Portfolio	905,463

TOTAL OPEN-END MUTUAL FUNDS (Cost $6,225,000) - 83.53%		$ 8,189,964

MONEY MARKET FUND - 16.03%
1,571,492	Fidelity Investments Money Market Government Portfolio - Class I 3.53% **	1,571,492
TOTAL MONEY MARKET FUND (Cost $1,571,492) - 16.03%		$ 1,571,492

INVESTMENTS IN SECURITIES, AT VALUE (Cost $7,796,492) - 99.56%		$ 9,761,456

OTHER ASSETS LESS LIABILITES - 0.44%	43,328

NET ASSETS - 100.00%	$ 9,804,784

** Variable rate security; the money market rate shown represents the seven day yield at June 30, 2026
The accompanying notes are an integral part of these financial statements.

	MH Elite Income Fund of Funds

Schedule of Investments
June 30, 2026 (Unaudited)

Shares		Value

OPEN-END MUTUAL FUNDS - 87.65%

Asset Allocation - 18.42%
47,102	Fidelity Multi-Asset Income	$ 751,276
8,626	Permanent Portfolio - Class I	657,447
76,328	PIMCO Inflation Response Multi-Asset - Class I	693,822
13,833	Vanguard Tax-Managed Balanced - Admiral Class	711,003
		2,813,548
Bank Loan - 9.32%
40,577	BNY Mellon Floating Rate Income - Class I	434,986
65,684	Fidelity Floating Rate High Income	589,845
43,956	T. Rowe Price Floating Rate - Investor Class	398,242
		1,423,073
Convertibles - 4.96%
28,675	Franklin Convertible Securities - Advisor Class	757,601

Emerging Markets Bond - 4.89%
86,605	Eaton Vance Emerging Markets Debt Opportunities - Class I	747,402

Global Bond - 7.83%
75,930	Dodge & Cox Global Bond - Class I	851,175
34,369	T. Rowe Price Global Multi-Sector Bond - Investor Class	345,064
		1,196,239
High Yield Bond - 9.32%
89,795	Artisan High Income - Advisor Class	809,051
61,977	BrandywineGLOBAL High Yield - Class I	614,808
		1,423,859
Intermediate Core-Plus Bond - 10.42%
88,398	BBH Income - Class I	782,320
63,792	Dodge & Cox Income - Class I	808,885
		1,591,205
Multisector Bond - 10.52%
121,255	Eaton Vance Strategic Income - Class I	828,174
71,705	PIMCO Income - Class I	778,721
		1,606,895
Short-Term Bond - 3.52%
65,057	PIMCO Low Duration Income - Class I	537,367

Ultrashort Bond - 3.05%
44,625	BBH Limited Duration - Class I	466,777

Utilities - 5.40%
5,949	Fidelity Select Utilities Portfolio	824,932

TOTAL OPEN-END MUTUAL FUNDS (Cost $12,701,800) - 87.65%		$ 13,388,898

MONEY MARKET FUND - 9.58%
1,462,913	Fidelity Investments Money Market Government Portfolio - Class I 3.53% **	$ 1,462,913
TOTAL MONEY MARKET FUND (Cost $1,462,913) - 9.58%		$ 1,462,913

INVESTMENTS IN SECURITIES, AT VALUE (Cost $14,164,713) - 97.23%		$ 14,851,811

OTHER ASSETS LESS LIABILITES - 2.77%		422,668

NET ASSETS - 100.00%		$ 15,274,479

** Variable rate security; the money market rate shown represents the seven day yield at June 30, 2026
The accompanying notes are an integral part of these financial statements.

MH Elite Portfolio of Funds Trust

Statements of Assets and Liabilities
June 30, 2026 (Unaudited)

	Small Cap Fund of Funds	Fund of Funds	Select Portfolio of Funds	Income Fund of Funds
Assets:
Investments in Securities, at Value (Cost $9,300,865,	$ 14,713,126	$ 30,707,791	$ 9,761,456	$ 14,851,811
$20,679,608, $7,796,492, and $14,164,713, respectively)
Cash	203,147	203,742	48,541	406,254
Receivables:
Capital Gain Distributions from Underlying Fund	-	-	-	-
Dividends and Interest	2,453	3,876	4,843	32,065
Total Assets	14,918,726	30,915,409	9,814,840	15,290,130
Liabilities:
Payables:
Due to Advisor	14,884	31,580	10,056	15,651
Total Liabilities	14,884	31,580	10,056	15,651
Net Assets	$ 14,903,842	$ 30,883,829	$ 9,804,784	$ 15,274,479

Net Assets Consist of:
Paid In Capital	$ 9,369,250	$ 20,455,529	$ 7,007,355	$ 14,473,587
Distributable Earnings	5,534,592	10,428,300	2,797,429	800,892
Net Assets	$ 14,903,842	$ 30,883,829	$ 9,804,784	$ 15,274,479

Shares Outstanding
(1,000,000,000 shares authorized with no par value)	1,449,821	3,207,728	1,378,045	2,823,508

Net Asset Value Per Share	$ 10.28	$ 9.63	$ 7.11	$ 5.41

The accompanying notes are an integral part of these financial statements.

MH Elite Portfolio of Funds Trust

Statements of Operations
For the six months ended June 30, 2026 (Unaudited)

	Small Cap Fund of Funds	Fund of Funds	Select Portfolio of Funds	Income Fund of Funds
Investment Income:
Dividends	$ 8,584	$ 34,241	$ -	$ 335,115
Interest	13,625	14,173	21,128	13,366
Total Investment Income	22,209	48,414	21,128	348,481

Expenses:
Advisory	66,269	144,615	46,862	72,514
Administrative	16,568	36,154	11,716	18,129
Total Expenses	82,837	180,769	58,578	90,643

Net Investment Income (Loss)	(60,628)	(132,355)	(37,450)	257,838

Realized and Unrealized Gain on Investments:
Net Realized Gain (Loss) on Investments	182,961	517,991	869,878	(8,446)
Capital Gain Distributions from Underlying Fund	-	14,483	-	11,875
Net Change in Unrealized Appreciation on Investments	2,684,958	1,825,176	260,706	71,087
Net Realized and Unrealized Gain on Investments	2,867,919	2,357,650	1,130,584	74,516

Net Increase in Net Assets Resulting from Operations	$ 2,807,291	$ 2,225,295	$ 1,093,134	$ 332,354

The accompanying notes are an integral part of these financial statements.

MH Elite Small Cap Fund of Funds

Statements of Changes in Net Assets

	(Unaudited)
	Six Months
	Ended	Year Ended
	6/30/2026	12/31/2025
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (60,628)	$ (68,024)
Capital Gain Distributions from Underlying Fund	-	334,538
Net Realized Gain on Investments	182,961	509,020
Net Change in Unrealized Appreciation on Investments	2,684,958	485,283
Net Increase in Net Assets Resulting from Operations	2,807,291	1,260,817

Distributions to Shareholders	(817,176)	(881,977)

Capital Share Transactions (Note 5)	889,663	559,146

Total Increase	2,879,778	937,986

Net Assets
Beginning of Period/Year	12,024,064	11,086,078

End of Period/Year	$ 14,903,842	$ 12,024,064

The accompanying notes are an integral part of these financial statements.

MH Elite Fund of Funds

Statements of Changes in Net Assets

	(Unaudited)
	Six Months
	Ended	Year Ended
	6/30/2026	12/31/2025
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (132,355)	$ (133,620)
Capital Gain Distributions from Underlying Fund	14,483	1,019,829
Net Realized Gain on Investments	517,991	1,132,950
Net Change in Unrealized Appreciation on Investments	1,825,176	1,686,196
Net Increase in Net Assets Resulting from Operations	2,225,295	3,705,355

Distributions to Shareholders	(2,093,712)	(2,326,351)

Capital Share Transactions (Note 5)	1,957,922	619,251

Total Increase	2,089,505	1,998,255

Net Assets
Beginning of Period/Year	28,794,324	26,796,069

End of Period/Year	$ 30,883,829	$ 28,794,324

The accompanying notes are an integral part of these financial statements.

MH Elite Select Portfolio of Funds

Statements of Changes in Net Assets

	(Unaudited)
	Six Months
	Ended	Year Ended
	6/30/2026	12/31/2025
Increase (Decrease) in Net Assets From Operations:
Net Investment Income (Loss)	$ (37,450)	$ 80,906
Capital Gain Distributions from Underlying Fund	-	187,401
Net Realized Gain on Investments	869,878	20,392
Litigation Proceeds	-	3,513
Net Change in Unrealized Appreciation on Investments	260,706	1,479,756
Net Increase in Net Assets Resulting from Operations	1,093,134	1,771,968

Distributions to Shareholders	(292,216)	(417,208)

Capital Share Transactions (Note 5)	262,722	99,073

Total Increase	1,063,640	1,453,833

Net Assets
Beginning of Period/Year	8,741,144	7,287,311

End of Period/Year	$ 9,804,784	$ 8,741,144

The accompanying notes are an integral part of these financial statements.

MH Elite Income Fund of Funds

Statements of Changes in Net Assets

	(Unaudited)
	Six Months
	Ended	Year Ended
	6/30/2026	12/31/2025
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 257,838	$ 528,015
Capital Gain Distributions from Underlying Fund	11,875	95,641
Net Realized Gain (Loss) on Investments	(8,446)	76,518
Net Change in Unrealized Appreciation on Investments	71,087	483,396
Net Increase in Net Assets Resulting from Operations	332,354	1,183,570

Distributions to Shareholders	(527,661)	(526,937)

Capital Share Transactions (Note 5)	1,004,328	(836,980)

Total Increase (Decrease)	809,021	(180,347)

Net Assets
Beginning of Period/Year	14,465,458	14,645,805

End of Period/Year	$ 15,274,479	$ 14,465,458

The accompanying notes are an integral part of these financial statements.

MH Elite Small Cap Fund of Funds

Financial Highlights
Selected data for a share outstanding throughout each period/year.

	(Unaudited)
	Six Months
	Ended		Years Ended
	6/30/2026		12/31/2025	12/31/2024	12/31/2023	12/31/2022	12/31/2021

Net Asset Value, at Beginning of Period/Year	$ 8.91		$ 8.69	$ 7.83	$ 6.81	$ 9.56	$ 8.84

Income From Investment Operations:
Net Investment Income (Loss) (a)(c)	(0.04)		(0.05)	(0.05)	(0.03)	(0.04)	0.06
Net Gain (Loss) on Securities (Realized and Unrealized)	2.02		0.96	1.10	1.05	(1.73)	1.18
Total from Investment Operations	1.98		0.91	1.05	1.02	(1.77)	1.24

Distributions:
Net Investment Income	-		-	-	-	(0.06)	-
Realized Gains	(0.61)		(0.69)	(0.19)	-	(0.92)	(0.52)
Total from Distributions	(0.61)		(0.69)	(0.19)	-	(0.98)	(0.52)

Net Asset Value, at End of Period/Year	$ 10.28		$ 8.91	$ 8.69	$ 7.83	$ 6.81	$ 9.56

Total Return (b)	23.37%	(e)	11.45%	13.82%	14.98%	(20.36)%	14.58%

Ratios/Supplemental Data:
Net Assets at End of Period/Year (Thousands)	$ 14,904		$ 12,024	$ 11,086	$ 9,712	$ 8,094	$ 9,882
Ratio of Expenses to Average Net Assets (c)	1.25%	(d)	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of Net Investment Income (Loss) to Average Net Assets (c)	(0.91)%	(d)	(0.61)%	(0.55)%	(0.47)%	(0.54)%	0.59%
Portfolio Turnover	9.22%	(e)	21.90%	16.44%	28.30%	67.56%	16.75%

(a) Per share net investment income (loss) has been determined on the average number of shares outstanding during the period/year.
(b) Total return assumes reinvestment of dividends and capital gains, if any.
(c) Net investment income (loss) and expense ratios do not reflect the Small Cap Fund of Funds’ proportionate share of income and expense of the underlying funds.
(d) Annualized.
(e) Not annualized.
The accompanying notes are an integral part of these financial statements.

MH Elite Fund of Funds

Financial Highlights
Selected data for a share outstanding throughout each period/year.

	(Unaudited)
	Six Months
	Ended		Years Ended
	6/30/2026		12/31/2025	12/31/2024	12/31/2023		12/31/2022	12/31/2021

Net Asset Value, at Beginning of Period/Year	$ 9.62		$ 9.23	$ 8.24	$ 6.92		$ 9.60	$ 8.56

Income From Investment Operations:
Net Investment Loss (a)(c)	(0.04)		(0.04)	(0.04)	-	*	(0.03)	(0.05)
Net Gain (Loss) on Securities (Realized and Unrealized)	0.75		1.24	1.48	1.32		(1.79)	1.65
Total from Investment Operations	0.71		1.20	1.44	1.32		(1.82)	1.60

Distributions:
Net Investment Income	-		(0.02)	-	-		-	-
Realized Gains	(0.70)		(0.79)	(0.45)	-		(0.86)	(0.56)
Total from Distributions	(0.70)		(0.81)	(0.45)	-		(0.86)	(0.56)

Net Asset Value, at End of Period/Year	$ 9.63		$ 9.62	$ 9.23	$ 8.24		$ 6.92	$ 9.60

Total Return (b)	7.81%	(e)	14.24%	18.57%	19.08%		(20.65)%	19.75%

Ratios/Supplemental Data:
Net Assets at End of Period/Year (Thousands)	$ 30,884		$ 28,794	$ 26,796	$22,387		$ 16,923	$ 19,631
Ratio of Expenses to Average Net Assets (c)	1.25%	(d)	1.25%	1.25%	1.25%		1.25%	1.25%
Ratio of Net Investment Loss to Average Net Assets (c)	(0.91)%	(d)	(0.49)%	(0.44)%	(0.00)%		(0.37)%	(0.60)%
Portfolio Turnover	4.23%	(e)	22.26%	31.63%	27.00%		56.44%	12.73%

(a) Per share net investment income (loss) has been determined on the average number of shares outstanding during the period/year.
(b) Total return assumes reinvestment of dividends and capital gains, if any.
(c) Net investment income (loss) and expense ratios do not reflect the Fund of Funds’ proportionate share of income and expense of the underlying funds.
(d) Annualized.
(e) Not annualized.
* Less than $0.005 per share.
The accompanying notes are an integral part of these financial statements.

MH Elite Select Portfolio of Funds

Financial Highlights
Selected data for a share outstanding throughout each period/year.

	(Unaudited)
	Six Months
	Ended		Years Ended
	6/30/2026		12/31/2025	12/31/2024	12/31/2023	12/31/2022	12/31/2021

Net Asset Value, at Beginning of Period/Year	$ 6.54		$ 5.56	$ 5.57	$ 4.96	$ 7.06	$ 6.93

Income From Investment Operations:
Net Investment Income (Loss) (a)(c)	(0.03)		0.06	0.06	0.04	0.01	(0.01)
Net Gain (Loss) on Securities (Realized and Unrealized)	0.81		1.24	(0.02)	0.58	(1.79)	0.46
Total from Investment Operations	0.78		1.30	0.04	0.62	(1.78)	0.45

Distributions:
Net Investment Income	(0.06)		(0.08)	(0.04)	(0.01)	-	-
Realized Gains	(0.15)		(0.24)	(0.01)	-	(0.32)	(0.32)
Total from Distributions	(0.21)		(0.32)	(0.05)	(0.01)	(0.32)	(0.32)

Net Asset Value, at End of Period/Year	$ 7.11		$ 6.54	$ 5.56	$ 5.57	$ 4.96	$ 7.06

Total Return (b)	12.35%	(e)	24.85%	0.77%	12.53%	(26.30)%	6.72%

Ratios/Supplemental Data:
Net Assets at End of Period/Year (Thousands)	$ 9,805		$ 8,741	$ 7,287	$ 7,154	$ 5,952	$ 7,671
Ratio of Expenses to Average Net Assets (c)	1.25%	(d)	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of Net Investment Income (Loss) to Average Net Assets (c)	(0.80)%	(d)	1.01%	0.99%	0.83%	0.21%	(0.08)%
Portfolio Turnover	7.36%	(e)	23.14%	44.36%	32.27%	44.10%	8.20%

(a) Per share net investment income (loss) has been determined on the average number of shares outstanding during the period/year.
(b) Total return assumes reinvestment of dividends and capital gains, if any.
(c) Net investment loss and expense ratios do not reflect the Select Portfolio of Funds’ proportionate share of income and expense of the underlying funds.
(d) Annualized.
(e) Not annualized.
The accompanying notes are an integral part of these financial statements.

MH Elite Income Fund of Funds

Financial Highlights
Selected data for a share outstanding throughout each period/year.

	(Unaudited)
	Six Months
	Ended		Years Ended
	6/30/2026		12/31/2025	12/31/2024	12/31/2023	12/31/2022	12/31/2021

Net Asset Value, at Beginning of Period/Year	$ 5.49		$ 5.25	$ 5.12	$ 4.89	$ 5.58	$ 5.53

Income From Investment Operations:
Net Investment Income (a)(c)	0.09		0.19	0.19	0.17	0.14	0.08
Net Gain (Loss) on Securities (Realized and Unrealized)	0.03		0.24	0.11	0.18	(0.68)	0.05
Total from Investment Operations	0.12		0.43	0.30	0.35	(0.54)	0.13

Distributions:
Net Investment Income	(0.20)		(0.19)	(0.17)	(0.12)	(0.07)	(0.08)
Realized Gains	-		-	-	-	(0.08)	-
Total from Distributions	(0.20)		(0.19)	(0.17)	(0.12)	(0.15)	(0.08)

Net Asset Value, at End of Period/Year	$ 5.41		$ 5.49	$ 5.25	$ 5.12	$ 4.89	$ 5.58

Total Return (b)	2.27%	(e)	8.52%	6.19%	7.33%	(9.85)%	2.44%

Ratios/Supplemental Data:
Net Assets at End of Period/Year (Thousands)	$ 15,274		$ 14,465	$ 14,646	$ 13,317	$ 11,550	$ 10,451
Ratio of Expenses to Average Net Assets (c)	1.25%	(d)	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of Net Investment Income to Average Net Assets (c)	3.55%	(d)	3.63%	3.80%	3.55%	2.79%	1.46%
Portfolio Turnover	17.68%	(e)	7.33%	12.38%	45.57%	22.51%	9.96%

(a) Per share net investment income (loss) has been determined on the average number of shares outstanding during the period/year.
(b) Total return assumes reinvestment of dividends and capital gains, if any.
(c) Net investment income and expense ratios do not reflect the Income Fund of Funds’ proportionate share of income and expense of the underlying funds.
(d) Annualized.
(e) Not annualized.
The accompanying notes are an integral part of these financial statements.

MH Elite Portfolio of Funds Trust

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2026 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

MH Elite Portfolio of Funds Trust is an open-end diversified management investment company under the Investment Company Act of 1940 and the Securities and Exchange Act of 1933. MH Elite Portfolio of Funds, Inc. was originally organized as a corporation in New Jersey on October 20, 1997. On January 1, 2014, MH Elite Portfolio of Funds, Inc. merged into a new Delaware statutory trust called the MH Elite Portfolio of Funds Trust, pursuant to Board and shareholder approval. MH Elite Portfolio of Funds Trust continues the operations of its predecessor New Jersey corporation. MH Elite Portfolio of Funds Trust offers four funds to investors; MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds, MH Elite Select Portfolio of Funds and MH Elite Income Fund of Funds (collectively, “the Funds”). The sale to its initial investor in MH Elite Small Cap Fund of Funds occurred on February 17, 1998, the sale to its initial investor in MH Elite Fund of Funds occurred on January 13, 2004, the sale to its initial investor in MH Elite Select Portfolio of Funds occurred on April 6, 2006 and the sale to its initial investor in MH Elite Income Fund of Funds occurred on August 15, 2011.

The primary objective of the Small Cap Fund of Funds, Fund of Funds and Select Portfolio of Funds is long-term capital appreciation through investing in diversified and non-diversified regulated investment companies that will invest in equity securities.

The primary objective of the Income Fund of Funds is income, with the potential for capital appreciation as a secondary objective by investing in regulated investment companies.

MH Elite Portfolio of Funds Trust follows the accounting and reporting guidance in FASB Accounting Standards Codification 946.

The following is a summary of the Funds’ significant accounting policies:

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in note 6.

Underlying Fund Valuation – Underlying funds are valued at the last reported net asset value as quoted by the respective fund with the resulting unrealized gains and losses included in income. United States Government obligations and other debt instruments having sixty days or less remaining until maturity are valued at amortized cost.

Federal Income Taxes – The Funds’ policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Each of the Funds intend to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Capital gains, if any, are distributed to shareholders at least annually. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Funds, timing differences and differing characterizations of distributions made by the Funds.

Security transactions and Investment Income – Security transactions are recorded on a trade date basis. Realized gain and loss on investments sold are recorded on the basis of identified cost. Dividend income and capital gain distributions from underlying funds are recorded on the ex-dividend date.

Cash and Cash Equivalents – Each Fund maintains its cash in an account at a custodian bank, which, at times, may exceed federally insured limits. The Funds have not experienced any losses in such account and believe they are not exposed to any significant credit risk on its cash deposits. Interest income from money market funds are recognized on an accrual basis when earned.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MH Investment Management Incorporated, (the “Adviser”) furnishes the Funds with investment advice and, in general, supervises the management and investment program of the Funds. Harvey Merson and Jeff Holcombe each own 50 percent of the Adviser. Under the Investment Advisory Agreement, the Funds have agreed to pay the Investment Adviser an annual fee, payable monthly, of a percentage of each of the Funds’ average daily net assets.

The expenses and fees that a shareholder of the Funds will incur are based on the Fund’s average daily net assets and are as follows:

	MH Elite Small Cap Fund of Funds	MH Elite Fund of Funds	MH Elite Select Portfolio of Funds	MH Elite Income Fund of Funds
Advisory Fees	1.00%	1.00%	1.00%	1.00%
Administrative Service Fees	0.25%	0.25%	0.25%	0.25%
Total Annual Fund Operating Expenses	1.25%	1.25%	1.25%	1.25%

Other expenses of 0.25% will be paid to MH Investment Management Inc. as per the administrative services agreement. Under the agreement, MH Investment Management Inc. has agreed to pay the expenses incurred for the conduct of business by the Funds. The expenses incurred by the Funds that exceed the total annual fund operating expenses will be paid by the Adviser. The management fees and expenses of the underlying funds in which the Funds invest are not reflected in the table above. Generally, the operating expenses of the underlying funds range from 0.04% to 2.17% of average net assets.

For the six months ended June 30, 2026 the advisory fees for each Fund were:

MH Elite Small Cap Fund of Funds	$66,269
MH Elite Fund of Funds	$144,615
MH Elite Select Portfolio of Funds	$46,862
MH Elite Income Fund of Funds	$72,514

For the six months ended June 30, 2026 administrative service fees for each Fund were:

MH Elite Small Cap Fund of Funds	$16,568
MH Elite Fund of Funds	$36,154
MH Elite Select Portfolio of Funds	$11,716
MH Elite Income Fund of Funds	$18,129

3. PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and the proceeds from sale of securities for the six months ended June 30, 2026 aggregated for each Fund were:

Fund	Purchases	Sales
MH Elite Small Cap Fund of Funds	$1,150,000	$1,332,961
MH Elite Fund of Funds	$1,200,000	$1,317,992
MH Elite Select Portfolio of Funds	$600,000	$1,865,403
MH Elite Income Fund of Funds	$2,400,000	$2,891,554

4. INCOME TAXES

Each Fund’s distributable earnings on a tax basis are determined only at the end of each fiscal year. As of December 31, 2025, the Funds most recent year-end, the components of distributable earnings on a tax basis were as follows:

Distributable Earnings/Accumulated Deficit	MH Elite Small Cap Fund of Funds	MH Elite Fund of Funds	MH Elite Select Portfolio of Funds	MH Elite Income Fund of Funds
Undistributed ordinary income	$-	$-	$80,949	$525,784
Undistributed capital gain	$817,174	$2,093,710	$211,304	$-
Capital Loss Carryforward	$-	$-	$-	$(145,596)
Unrealized appreciation	$2,727,303	$8,203,007	$1,704,258	$616,011
Total distributable earnings/ (accumulated deficit)	$3,544,477	$10,296,717	$1,996,511	$996,199

Ordinary income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from the character of net investment income or net realized gains presented in the financial statements in accordance with U.S. GAAP.

At December 31, 2025, certain Funds had undistributed earnings and as a result the Funds’ management declared distributions to the shareholders of record on January 8, 2026 with an ex and pay date of January 9, 2026. The components and amounts of the distributions are listed below:

Distribution	MH Elite Small Cap Fund of Funds		MH Elite Fund of Funds
	Amount	Per Share	Amount	Per Share
Ordinary Income[1]	$-	$-	$-	$-
Long Term Capital Gain	$817,176	$0.605928	$2,093,712	$0.702341

Distribution	MH Elite Select Portfolio of Funds		MH Elite Income Fund of Funds
	Amount	Per Share	Amount	Per Share
Ordinary Income[1]	$115,456	$0.086400	$527,661	$0.200966
Long Term Capital Gain	$176,760	$0.132276	$-	$-

At December 31, 2024, certain Funds had undistributed earnings and as a result the Funds’ management declared distributions to the shareholders of record on January 9, 2025 with an ex and pay date of January 10, 2025. The components and amounts of the distributions are listed below:

Distribution	MH Elite Small Cap Fund of Funds		MH Elite Fund of Funds
	Amount	Per Share	Amount	Per Share
Ordinary Income[1]	$-	$-	$46,801	$0.016163
Long Term Capital Gain	$881,977	$0.693760	$2,279,550	$0.787263

Distribution	MH Elite Select Portfolio of Funds		MH Elite Income Fund of Funds
	Amount	Per Share	Amount	Per Share
Ordinary Income[1]	$106,040	$0.081021	$526,937	$0.189374
Long Term Capital Gain	$311,168	$0.237750	$-	$-

1 Ordinary income distributions may include short-term capital gains.

Reclassifications: Certain Funds recorded a permanent book tax difference in their short term realized gains accounts by reclassifying net investment loss to short term realized gains at December 31, 2025. This reclassification has no impact on the net asset value of the Funds and is designed generally to present undistributed income and net realized gains on a tax basis, which is considered to be more informative to shareholders. At December 31, 2025, the net investment losses for the following Funds are:

MH Elite Small Cap Fund of Funds	$41,641
MH Elite Fund of Funds	$74,553

For Federal income tax purposes - Capital loss carry forwards represent realized losses of the Funds that may be carried forward indefinitely and applied against future gains. As of December 31, 2025, the Funds capital loss carry forwards are listed below.

Expiring on:	MH Elite Small Cap Fund of Funds	MH Elite Fund of Funds	MH Elite Select Portfolio of Funds	MH Elite Income Fund of Funds
Indefinitely:
Short term	$-	$-	$-	$20,918
Long term	$-	$-	$-	$124,678
Total	$-	$-	$-	$145,596

For the year ended December 31, 2025, the MH Elite Income Fund of Funds utilized $172,159 of capital loss carry forward.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2022-2024) or expected to be taken in the Funds’ 2025 tax returns. The Funds identify their major tax jurisdictions as U.S. federal where the Funds’ make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended, December 31, 2025, the Funds did not incur an interest or penalties.

For federal income tax purposes, the tax basis of investments is the same as for financial reporting purposes. At December 31, 2025, on a tax basis, gross unrealized appreciation and depreciation on investments for each Fund were:

MH Elite Small Cap Fund of Funds
Appreciation	Depreciation	Net Unrealized Appreciation	Cost of Investments
$2,728,435	$1,132	$2,727,303	$8,500,804(1)

MH Elite Fund of Funds
Appreciation	Depreciation	Net Unrealized Appreciation	Cost of Investments
$8,244,283	$41,276	$8,203,007	$19,475,600(1)

MH Elite Select Portfolio of Funds
Appreciation	Depreciation	Net Unrealized Appreciation	Cost of Investments
$1,704,656	$398	$1,704,258	$6,620,525(1)

MH Elite Income Fund of Funds
Appreciation	Depreciation	Net Unrealized Appreciation	Cost of Investments
$854,989	$238,978	$616,011	$13,201,800(1)

(1) Excluded short-term securities’ cost basis.

5. CAPITAL SHARE TRANSACTIONS

As of June 30, 2026, 1,000,000,000 shares of no par value capital stock were authorized for all portfolios. Transactions in capital stock for each Fund are as follows:

	MH Elite Small Cap Fund of Funds
	For the six months ended June 30, 2026		For the year ended December 31, 2025
	Shares	Amount	Shares	Amount
Shares Sold	30,091	$ 291,500	50,445	$ 377,743
Shares issued in reinvestment of distributions	93,391	817,176	110,523	881,977
Shares redeemed	(23,013)	(219,013)	(87,250)	(700,574)
Net Increase	100,469	$ 889,663	73,718	$ 559,146

	MH Elite Fund of Funds
	For the six months ended June 30, 2026		For the year ended December 31, 2025
	Shares	Amount	Shares	Amount
Shares Sold	117,942	$ 1,098,702	68,960	$ 578,861
Shares issued in reinvestment of distributions	229,574	2,093,712	278,272	2,326,351
Shares redeemed	(132,391)	(1,234,492)	(257,240)	(2,285,961)
Net Increase	215,125	$ 1,957,922	89,992	$ 619,251

	MH Elite Select Portfolio of Funds
	For the six months ended June 30, 2026		For the year ended December 31, 2025
	Shares	Amount	Shares	Amount
Shares Sold	37,032	$ 257,742	29,485	$ 165,987
Shares issued in reinvestment of distributions	44,682	292,216	80,387	417,208
Shares redeemed	(41,071)	(287,236)	(82,465)	(484,122)
Net Increase	40,643	$ 262,722	27,407	$ 99,073

	MH Elite Income Fund of Funds
	For the six months ended June 30, 2026		For the year ended December 31, 2025
	Shares	Amount	Shares	Amount
Shares Sold	311,912	$ 1,685,382	209,241	$ 1,075,861
Shares issued in reinvestment of distributions	99,184	527,661	104,344	526,937
Shares redeemed	(223,973)	(1,208,715)	(466,594)	(2,439,778)
Net Increase (Decrease)	187,123	$ 1,004,328	(153,009)	$ (836,980)

6. SECURITIES VALUATIONS

Processes and Structure

The Funds’ Board of Trustees has adopted methods for valuing securities including in circumstances in which market quotes are not readily available, and has delegated authority to the Funds’ investment adviser to apply those methods in making fair value determinations, subject to board oversight. All of the Funds’ securities are regularly traded and do not require fair value measurement by a valuation committee. The Funds’ board and audit committee review the Funds’ investment portfolios quarterly.

Hierarchy of Fair Value Inputs

The Funds utilize published securities closing price to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

Level 2. Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to each Fund's major categories of assets and liabilities measured at fair value on a recurring basis follows.

Mutual Funds – Investments in mutual funds, including money market funds, are generally priced at the ending NAV provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

The following is a summary of the Funds’ fair value hierarchy for those assets measured at fair value on a recurring basis as of June 30, 2026:

Valuation Inputs	MH Elite Small Cap Fund of Funds	MH Elite Fund of Funds	MH Elite Select Portfolio of Funds	MH Elite Income Fund of Funds
Level 1	$14,713,126	$30,707,791	$9,761,456	$14,851,811
Level 2	-	-	-	-
Level 3	-	-	-	-
Total	$14,713,126	$30,707,791	$9,761,456	$14,851,811

The Funds did not hold any Level 2 or Level 3 investments during the six months ended June 30, 2026. The Funds did not hold any derivative instruments at any time during the six months ended June 30, 2026. There were no significant transfers into or out of Level 1 or Level 2 during the period. It is the Funds’ policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

7. INDEMNIFICATIONS

In the normal course of business, the Funds enter into contracts that contain general indemnifications to other parties. The Funds’ maximum exposure under these contracts is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. The Funds expect the risk of loss to be remote.

8. MARKET RISK

Overall market risks may affect the value of the Funds. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions and depressions, or other events could have a significant impact on the Funds and their investments and could result in increased premiums or discounts to the Funds’ net asset value, and may impair market liquidity, thereby increasing liquidity risk. The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments.

9. NEW ACCOUNTING PRONOUNCEMENTS

In September 2023, the SEC adopted a final rule relating to “Names Rule” under the 1940 Act. The amendments expanded the rule to require more funds to adopt an 80 percent investment policy, including funds with names suggesting a focus in investments with particular characteristics (e.g., growth or value) or with terms that reference a thematic investment focus (e.g., environmental, social, or governance factors). The amendments will require that a fund review its name for compliance with the rule. If needed, a fund may need to adopt an 80 percent investment policy and review its portfolio assets' treatment under such policy at least quarterly. The rule also requires additional prospectus disclosure and reporting and record keeping requirements. The amendments became effective on April 9, 2024. The compliance date is June 11, 2026 for Funds with more than $1 billion in assets and December 11, 2026 for Funds with less than $1 billion in assets. The Funds are in compliance with this new rule.

10. SUBSEQUENT EVENTS

Subsequent events occurring after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

MH Elite Portfolio of Funds Trust

additional information

JUNE 30, 2026 (UNAUDITED)

Reference is made to the Prospectus and the Statements of Additional Information for descriptions of the Management Agreements, Services Agreements and Distribution (12b-1) Plans, tax aspects of the Funds and the calculations of the net asset value of shares of the Funds.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Forms N-PORT are available on the Commission’s website at http://www.sec.gov.

PROXY VOTING GUIDELINES

MH Elite Portfolio of Funds Trust has adopted the policy of always voting in line with management recommendations. If, at any time, we feel the fund management of an underlying fund within one of our portfolios is not working in the best interests of our shareholders we will liquidate our position in that fund. It is not our intent to change or alter the management or policies of the underlying funds. The most effective way to voice our concerns or displeasure with the management of a fund company is to simply not invest in their fund(s). We will only invest in fund companies that we feel will help us to meet our investment objectives and, in turn, serve the needs of our shareholders.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to the portfolio securities is available (i) without charge, upon request, by calling the Funds (toll-free) at 1.800.318.7969 or (ii) on the SEC’s website at http://www.sec.gov.

Information regarding how each Fund voted proxies relating to the portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling the Funds (toll-free) at 1.800.318.7969 or (ii) on the SEC’s website at http://www.sec.gov.

MH Elite Portfolio of Funds Trust

43 Highlander Drive

Scotch Plains, NJ 07076

1-800-318-7969

www.mhelite.com

Semi-Annual Financial Statements

to Shareholders

June 30, 2026

(Unaudited)

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ objectives and policies, experience of its management, marketability of shares, and other information.

Investment Adviser

MH Investment Management, Inc.

43 Highlander Drive

Scotch Plains, NJ 07076

Item 8. Changes In and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The Funds have no plans to compensate Officers and Trustees who are affiliated with the Investment Adviser except indirectly through payment of the advisory fee.

Each Trustee, who is not an 'interested person' as that term is defined in the 1940 Act, of the Funds will be paid an annual fee of $750.00 per Fund for serving as a member of the Board of Trustees for fiscal year 2025. The Chairman of the Board of Trustees will be paid an annual fee of $875.00 per Fund.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The statement regarding the basis for approval of the investment advisory contract is included as part of the Fund’s Annual report to stockholders.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant because it is not a closed-end management investment company.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this Registrant because it is not a closed-end management investment company.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this Registrant because it is not a closed-end management investment company.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a) DISCOSURE CONTROLS AND PROCEDURES.  Based on an evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) carried out under the supervision and with the participation of the Registrant's management, including its principal executive and financial officers, within 90 days prior to the filing date of this report on Form N-CSR, the Registrant's principal executive and financial officers have concluded that the design and operation of the Registrant's disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-CSR is recorded, processed, summarized and recorded within the time periods specified in the SEC's rules and forms.

(b) CHANGE IN INTERNAL CONTROLS.  There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to this Registrant because it is not a closed-end management investment company.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.   Exhibits

The following exhibits are attached to this Form N-CSR:

Exhibit 10(a) Code of Ethics policy for Registrant (refer to Item 2)

Exhibit 10(b)(1)  Certification of Principal Executive Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

Exhibit 10(b)(2) Certification of Principle Financial Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

Exhibit 10(c) Certification of Chief Executive Office and Chief Financial Officer Required by Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

MH Elite Portfolio of Funds Trust

By /s/ Harvey Merson

     Harvey Merson

     President (Principal Executive Officer)

Date: August 25, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Jeff Holcombe

      Jeff Holcombe

      Vice President (Principal Financial Officer)

Date: August 25, 2026